Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Preferred Shares [Member]	Common Shares [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012			$ 95,058	$ (95,058)
Balance, shares at Dec. 31, 2012
Common stock issued at incorporation		$ 9,200	(200)		$ 9,000
Common stock issued at incorporation, shares		9,200,000
Contributed services			414,000		414,000
Expenses paid and assets contributed by shareholders			52,480		$ 52,480
Shares issued for services @ $.10/share
Net loss				(466,636)	$ (466,636)
Balance at Dec. 31, 2013		$ 9,200	561,338	(561,694)	8,844
Balance, shares at Dec. 31, 2013		9,200,000
Imputed Interest			2,708		2,708
Contributed services			390,000		390,000
Recapitalization at merger		$ 6,000	(22,509)		(16,509)
Recapitalization at merger, shares		6,000,000
Shares issued for services @ $.10/share		$ 1,221	120,879		(122,100)
Shares issued for services @ $.10/share, shares		1,221,000
Convertible debt discount			34,904		34,904
Net loss				(1,339,585)	(1,339,585)
Balance at Dec. 31, 2014		$ 16,421	$ 1,087,320	$ (1,901,279)	(797,538)
Balance, shares at Dec. 31, 2014		16,421,000
Shares issued for services @ $.10/share					(9,389)
Net loss					(316,879)
Balance at Mar. 31, 2015					$ (937,652)
Balance, shares at Mar. 31, 2015					15,200,000